Basis of Presentation and General Information - Balance Sheet of additional VIE (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 941,623	$ 718,684	$ 866,742	$ 734,747
Restricted cash	36,758	34,274
Trade accounts receivable, net	237,476	297,059
Other current assets	29,017	29,924
Total current assets	1,303,882	1,079,941
FIXED ASSETS, NET:
Drilling units, machinery and equipment, net	2,324,599	2,438,292
Total fixed assets, net	2,887,508	2,983,761
OTHER NON-CURRENT ASSETS:
Restricted cash	0	20,008
Total non-current assets, net	4,828	27,842
Total assets	4,196,218	4,091,544
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs	159,825	640,557
Accounts payable and other current liabilities	39,203	53,891
Accrued liabilities	161,170	86,750
Total current liabilities	4,016,813	812,011
NON-CURRENT LIABILITIES:
Long term debt, net of current portion and deferred financing costs	0	3,247,216
Total non-current liabilities	19,308	3,268,783
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Common stock, $20 par value; 1,000 shares authorized and issued at December 31, 2016 and June 30, 2017	1,609	1,609
Additional paid-in capital	3,524,582	3,524,426
Retained earnings	(3,368,657)	(3,517,848)
Total shareholders' equity	160,097	10,750
Total liabilities and shareholders' equity	4,196,218	4,091,544
Drillship Alonissos Stock Trust
CURRENT ASSETS:
Cash and cash equivalents	17	167
Restricted cash	34,589	31,956
Trade accounts receivable, net	16,759	3,341
Other current assets	1,976	1,884
Total current assets	53,341	37,348
FIXED ASSETS, NET:
Drilling units, machinery and equipment, net	658,998	675,420
Total fixed assets, net	658,998	675,420
OTHER NON-CURRENT ASSETS:
Restricted cash	0	20,008
Total non-current assets, net	0	20,008
Total assets	712,339	732,776
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs	159,825	164,218
Accounts payable and other current liabilities	2,647	5,218
Accrued liabilities	2,948	1,791
Total current liabilities	165,420	171,227
NON-CURRENT LIABILITIES:
Long term debt, net of current portion and deferred financing costs	0	82,947
Total non-current liabilities	0	82,947
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Common stock, $20 par value; 1,000 shares authorized and issued at December 31, 2016 and June 30, 2017	20	20
Additional paid-in capital	960	960
Retained earnings	545,939	477,622
Total shareholders' equity	546,919	478,602
Total liabilities and shareholders' equity	$ 712,339	$ 732,776